CONSOLIDATED BALANCE SHEET - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT
Cash and cash equivalents	R$ 9,505,951	R$ 13,590,776
Marketable securities	7,546,639	7,508,275
Trade accounts receivable	9,607,012	6,531,465
Inventories	5,728,261	4,637,485
Recoverable taxes	549,580	360,725
Derivative financial instruments	3,048,493	470,261
Advances to suppliers	108,146	59,564
Dividends receivable	7,334	6,604
Other assets	1,021,234	937,786
Total current assets	37,122,650	34,102,941
NON-CURRENT
Marketable securities	419,103	250,054
Recoverable taxes	1,406,363	1,269,164
Deferred taxes	3,986,415	8,729,929
Derivative financial instruments	1,825,256	971,879
Advances to suppliers	1,592,132	1,282,763
Judicial deposits	362,561	300,715
Other assets	279,955	296,844
Biological assets	14,632,186	12,248,732
Investments	612,516	524,066
Property, plant and equipment	50,656,634	38,169,703
Right of use	5,109,226	4,794,023
Intangible	15,192,971	16,034,339
Total non-current	96,075,318	84,872,211
TOTAL ASSET	133,197,968	118,975,152
CURRENT
Trade accounts payable	6,206,570	3,288,897
Loans, financing and debentures	3,335,029	3,655,537
Lease liabilities	672,174	623,282
Derivative financial instruments	667,681	1,563,459
Taxes payable	449,122	339,553
Payroll and charges	674,525	590,529
Liabilities for assets acquisitions and associates	1,856,763	99,040
Dividends payable	5,094	919,073
Advances from customers	131,355	103,656
Other liabilities	494,230	368,198
Total current liabilities	14,492,543	11,551,224
NON-CURRENT
Loans, financing and debentures	71,239,562	75,973,092
Lease liabilities	5,510,356	5,269,912
Derivative financial instruments	4,179,114	6,331,069
Liabilities for assets acquisitions and associates	205,559	306,912
Provision for judicial liabilities	3,256,310	3,232,612
Employee benefit plans	691,424	675,158
Deferred taxes	1,118
Share-based compensation plans	162,117	166,998
Advances from customers	136,161	149,540
Other liabilities	157,339	143,505
Total non-current liabilities	85,539,060	92,248,798
TOTAL LIABILITIES	100,031,603	103,800,022
EQUITY
Share capital	9,235,546	9,235,546
Capital reserves	18,425	15,455
Treasury shares	(2,120,324)	(218,265)
Retained earnings	24,207,869	3,927,824
Other reserves	1,719,516	2,114,907
Controlling shareholders'	33,061,032	15,075,467
Non-controlling interest	105,333	99,663
Total equity	33,166,365	15,175,130
TOTAL LIABILITIES AND EQUITY	R$ 133,197,968	R$ 118,975,152